UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001781495

Verus Securitization Trust 2025-7

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Robert Konigsberg
(202) 534-1815
Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

N/A

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary

99.2	AMC Data Compare Report

99.3	AMC Exception Grades

99.4	AMC Rating Agency Grades

99.5	AMC QM-ATR Diligence Report

99.6	AMC Valuation Report

99.7	AMC Supplemental Data

99.8	AMC Tax and Title Report

99.9	Canopy Financial Technology Partners, LLC (“Canopy”) Narrative

99.10	Canopy Exceptions Report

99.11	Canopy Rating Agency Grades

99.12	Canopy Data Compare

99.13	Canopy ATR QM Report

99.14	Canopy Valuation Report

99.15	Clarifii LLC (“Clarifii”) Executive Summary

99.16	Clarifii Rating Agency Grades Detail Report

99.17	Clarifii Rating Agency Grades Summary Report

99.18	Clarifii Data Compare Report

99.19	Clarifii ATR QM Report

99.20	Clarifii Valuation Report

99.21	Clarifii Rating Agency Multi Property Valuation

99.22	Selene Diligence LLC (“Selene”) Due Diligence Review Narrative

99.23	Selene Rating Agency Grades Detail Report

99.24	Selene Rating Agency Grades Report

99.25	Selene Data Compare Report

99.26	Selene ATR QM Detail

99.27	Selene Valuations Report

99.28	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report

99.29	Clayton Conditions Report

99.30	Clayton Loan Level Tape Compare Upload

99.31	Clayton Non ATR QM Upload

99.32	Clayton Rating Agency Grades Report

99.33	Clayton Valuations Summary

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: July 31, 2025

VMC ASSET DEPOSITOR, LLC

By:	/s/ Robert Konigsberg
	Name:	Robert Konigsberg
	Title:	Chief Financial Officer